STOCK OPTIONS (Details 2) - Employee Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 0.59	$ 0.57
Number of Options	23,369,004	9,903,650	6,604,880
Number of Exercisable Options	9,481,915	6,362,689
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.165	$ 0.165
Number of Options	264,230	264,230
Expiry Date	Apr. 01, 2021	Apr. 01, 2021
Number of Exercisable Options	264,230	264,230
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	97,514	97,514
Expiry Date	Jun. 20, 2021	Jun. 20, 2021
Number of Exercisable Options	97,514	97,514
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	1,981,728	1,981,728
Expiry Date	Jul. 01, 2021	Jul. 01, 2021
Number of Exercisable Options	1,981,728	1,981,728
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.23	$ 0.23
Number of Options	204,471	204,471
Expiry Date	Feb. 17, 2022	Feb. 17, 2022
Number of Exercisable Options	204,471	204,471
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.22	$ 1.22
Number of Options	400,000	400,000
Expiry Date	Nov. 24, 2022	Nov. 24, 2022
Number of Exercisable Options	133,333	133,333
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	1,650,000	2,400,000
Expiry Date	Dec. 14, 2022	Dec. 14, 2022
Number of Exercisable Options	1,476,661	809,994
Stock Option Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	111,937	111,937
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Number of Exercisable Options	111,937	111,937
Stock Option Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	433,027	433,027
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Number of Exercisable Options	433,027	433,027
Stock Option Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	250,000	250,000
Expiry Date	Apr. 26, 2023	Apr. 26, 2023
Number of Exercisable Options	83,333	0
Stock Option Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number of Options	750,000	750,000
Expiry Date	Aug. 08, 2023	Aug. 08, 2023
Number of Exercisable Options	250,000	0
Stock Option Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.70	$ 0.70
Number of Options	400,000	400,000
Expiry Date	Feb. 06, 2024	Feb. 06, 2024
Number of Exercisable Options	0	0
Stock Option Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.68	$ 0.68
Number of Options	250,000	250,000
Expiry Date	Feb. 13, 2024	Feb. 13, 2024
Number of Exercisable Options	83,333	0
Stock Option Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	31,620	31,620
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Number of Exercisable Options	31,620	31,620
Stock Option Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	122,324	122,324
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Number of Exercisable Options	122,324	122,324
Stock Option Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	15,810	15,810
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Number of Exercisable Options	15,810	15,810
Stock Option Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	61,162	61,162
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Number of Exercisable Options	61,162	61,162
Stock Option Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	82,213	82,213
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Number of Exercisable Options	82,213	82,213
Stock Option Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	318,042	318,042
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Number of Exercisable Options	318,042	318,042
Stock Option Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	7,431	7,431
Expiry Date	Jun. 02, 2025	Jun. 02, 2025
Number of Exercisable Options	7,431	7,431
Stock Option Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.05	$ 1.05
Number of Options	28,747	28,747
Expiry Date	Jun. 02, 2025	Jun. 02, 2025
Number of Exercisable Options	28,747	28,747
Stock Option Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.25	$ 0.25
Number of Options	906,077	906,077
Expiry Date	Jul. 28, 2025	Jul. 28, 2025
Number of Exercisable Options	906,077	906,077
Stock Option Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	671,859	671,859
Expiry Date	Jul. 29, 2025	Jul. 29, 2025
Number of Exercisable Options	671,859	671,859
Stock Option Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.25	$ 0.25
Number of Options	66,298	66,298
Expiry Date	Dec. 30, 2025	Dec. 30, 2025
Number of Exercisable Options	53,909	53,909
Stock Option Twenty Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.95	$ 0.95
Number of Options	49,160	49,160
Expiry Date	Dec. 30, 2025	Dec. 30, 2025
Number of Exercisable Options	27,261	27,261
Stock Option Twenty Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.21
Number of Options	2,000,000
Expiry Date	Aug. 03, 2024
Number of Exercisable Options	0
Stock Option Twenty Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 0.161
Number of Options	12,215,354
Expiry Date	Sep. 01, 2027
Number of Exercisable Options	2,035,892